Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	UNIFIED SERIES TRUST
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000093602
Shareholder Report [Line Items]
Fund Name	Appleseed Fund
Class Name	Institutional Class
Trading Symbol	APPIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(800) 470-1029
Additional Information Website	https://funddocs.filepoint.com/appleseed/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Appleseed Fund - Institutional Class	19.14%	11.68%	7.70%
Morningstar Global Markets NR USD	16.64%	13.18%	11.57%
MSCI World Index	17.25%	14.41%	12.43%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 54,124,209
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 172,815
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$54,124,209
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$172,815
Portfolio Turnover	67%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Certificates of Deposit	0.9%
Money Market Funds	1.0%
Preferred Stocks	1.6%
U.S. Government & Agencies	2.4%
Exchange-Traded Funds	6.8%
Convertible Bonds	7.1%
Closed End Funds	11.2%
Common Stocks	68.8%

C000040026
Shareholder Report [Line Items]
Fund Name	Appleseed Fund
Class Name	Investor Class
Trading Symbol	APPLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(800) 470-1029
Additional Information Website	https://funddocs.filepoint.com/appleseed/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$125	1.14%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Appleseed Fund - Investor Class	18.97%	11.48%	7.50%
Morningstar Global Markets NR USD	16.64%	13.18%	11.57%
MSCI World Index	17.25%	14.41%	12.43%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 54,124,209
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 172,815
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$54,124,209
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$172,815
Portfolio Turnover	67%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Certificates of Deposit	0.9%
Money Market Funds	1.0%
Preferred Stocks	1.6%
U.S. Government & Agencies	2.4%
Exchange-Traded Funds	6.8%
Convertible Bonds	7.1%
Closed End Funds	11.2%
Common Stocks	68.8%

C000222954
Shareholder Report [Line Items]
Fund Name	Ballast Small/Mid Cap ETF
Trading Symbol	MGMT
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(866) 383-6468
Additional Information Website	https://etf.mgmtetf.com/
Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 02, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 159,578,367
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 1,384,701
InvestmentCompanyPortfolioTurnover	30.00%
C000007552
Shareholder Report [Line Items]
Fund Name	Channel Income Fund
Trading Symbol	CPSIX
Annual or Semi-Annual Statement [Text Block]	Annual
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(877) 627-8504
Additional Information Website	https://channelfunds.com/mutual-funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Channel Income Fund	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
AssetsNet	$ 22,171,095
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 4,621
InvestmentCompanyPortfolioTurnover	5167.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$22,171,095
Number of Portfolio Holdings	38
Advisory Fee (net of waivers)	$4,621
Portfolio Turnover	5,167%

Holdings [Text Block]

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.1%
Technology	2.3%
Money Market Funds	4.1%
Consumer Staples	4.5%
Communications	4.6%
Utilities	9.1%
U.S. Treasury Obligations	10.2%
Energy	19.6%
Industrials	22.0%
Financials	24.7%